Shareholder Report, Holdings (Details)	May 31, 2025
C000215377 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215377 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215377 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215377 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | ServiceNow, Inc.___BNY-81762P102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | Intuit, Inc.___BNY-461202103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | GE Aerospace___BNY-369604301
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | Boeing Co.___BNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000215377 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000215377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000215377 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000215377 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000215377 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215377 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215377 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215377 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215377 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215377 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215377 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215377 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215377 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215377 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000215373 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215373 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215373 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215373 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | ServiceNow, Inc.___BNY-81762P102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | Intuit, Inc.___BNY-461202103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | GE Aerospace___BNY-369604301
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | Boeing Co.___BNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215373 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000215373 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000215373 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000215373 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000215373 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000215373 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215373 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215373 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215373 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215373 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215373 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215373 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215373 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215373 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215373 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215373 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000215374 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215374 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215374 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215374 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | ServiceNow, Inc.___BNY-81762P102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | Intuit, Inc.___BNY-461202103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | GE Aerospace___BNY-369604301
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | Boeing Co.___BNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215374 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000215374 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000215374 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000215374 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000215374 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000215374 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215374 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215374 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215374 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215374 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215374 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215374 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215374 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215374 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215374 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215374 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000215381 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215381 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215381 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215381 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | ServiceNow, Inc.___BNY-81762P102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | Intuit, Inc.___BNY-461202103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | GE Aerospace___BNY-369604301
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | Boeing Co.___BNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215381 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000215381 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000215381 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000215381 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000215381 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000215381 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215381 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215381 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215381 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215381 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215381 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215381 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215381 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215381 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215381 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215381 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000215378 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215378 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215378 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215378 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | ServiceNow, Inc.___BNY-81762P102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | Intuit, Inc.___BNY-461202103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | GE Aerospace___BNY-369604301
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | Boeing Co.___BNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215378 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000215378 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000215378 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000215378 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000215378 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000215378 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215378 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215378 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215378 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215378 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215378 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215378 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215378 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215378 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215378 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215378 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000215380 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215380 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215380 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215380 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | ServiceNow, Inc.___BNY-81762P102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | Intuit, Inc.___BNY-461202103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | GE Aerospace___BNY-369604301
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | Boeing Co.___BNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215380 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000215380 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000215380 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000215380 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000215380 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000215380 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215380 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215380 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215380 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215380 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215380 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215380 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215380 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215380 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215380 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215380 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000215405 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215405 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215405 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215405 | Millicom International Cellular SA_7.375__BNY-600814AS6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215405 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215405 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215405 | Mastercard, Inc.__Class A_BNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215405 | Welltower OP LLC_3.125__BNY-95041AAD0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215405 | Virgin Media Secured Finance PLC_5.5__BNY-92769XAP0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215405 | CCO Holdings LLC / CCO Holdings Capital Corp._7.375__BNY-1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215405 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215405 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215405 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000215405 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215405 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000215405 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000215405 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000215405 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215405 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000215405 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215405 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215405 | Update BB Sector Code
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215405 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215405 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000215405 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215405 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215405 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000215405 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000215405 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000215404 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215404 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215404 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215404 | Millicom International Cellular SA_7.375__BNY-600814AS6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215404 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215404 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215404 | Mastercard, Inc.__Class A_BNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215404 | Welltower OP LLC_3.125__BNY-95041AAD0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215404 | Virgin Media Secured Finance PLC_5.5__BNY-92769XAP0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215404 | CCO Holdings LLC / CCO Holdings Capital Corp._7.375__BNY-1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215404 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215404 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215404 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000215404 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215404 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000215404 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000215404 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000215404 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215404 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000215404 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215404 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215404 | Update BB Sector Code
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215404 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215404 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000215404 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215404 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215404 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000215404 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000215404 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000215403 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215403 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215403 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215403 | Millicom International Cellular SA_7.375__BNY-600814AS6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215403 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215403 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215403 | Mastercard, Inc.__Class A_BNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215403 | Welltower OP LLC_3.125__BNY-95041AAD0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215403 | Virgin Media Secured Finance PLC_5.5__BNY-92769XAP0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215403 | CCO Holdings LLC / CCO Holdings Capital Corp._7.375__BNY-1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215403 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215403 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215403 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000215403 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215403 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000215403 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000215403 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000215403 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215403 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000215403 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215403 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215403 | Update BB Sector Code
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215403 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215403 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000215403 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215403 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215403 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000215403 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000215403 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000215400 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215400 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215400 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215400 | Millicom International Cellular SA_7.375__BNY-600814AS6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215400 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215400 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215400 | Mastercard, Inc.__Class A_BNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215400 | Welltower OP LLC_3.125__BNY-95041AAD0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215400 | Virgin Media Secured Finance PLC_5.5__BNY-92769XAP0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215400 | CCO Holdings LLC / CCO Holdings Capital Corp._7.375__BNY-1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215400 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215400 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215400 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000215400 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215400 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000215400 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000215400 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000215400 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215400 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000215400 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215400 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215400 | Update BB Sector Code
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215400 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215400 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000215400 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215400 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215400 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000215400 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000215400 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000215401 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215401 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215401 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215401 | Millicom International Cellular SA_7.375__BNY-600814AS6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215401 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215401 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215401 | Mastercard, Inc.__Class A_BNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215401 | Welltower OP LLC_3.125__BNY-95041AAD0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215401 | Virgin Media Secured Finance PLC_5.5__BNY-92769XAP0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215401 | CCO Holdings LLC / CCO Holdings Capital Corp._7.375__BNY-1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215401 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215401 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215401 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000215401 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215401 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000215401 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000215401 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000215401 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215401 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000215401 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215401 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215401 | Update BB Sector Code
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215401 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215401 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000215401 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215401 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215401 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000215401 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000215401 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000055103 | Boeing Co.___BNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055103 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055103 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055103 | Bank of New York Mellon Corp.___BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055103 | Kenvue, Inc.___BNY-49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055103 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055103 | Arthur J Gallagher & Co.___BNY-363576109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055103 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055103 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055103 | American International Group, Inc.___BNY-026874784
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055103 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000055103 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000055103 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000055103 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000055103 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000055103 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000055103 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055103 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055103 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000055103 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000055103 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055103 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055103 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055103 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055103 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055103 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000055105 | Boeing Co.___BNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055105 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055105 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055105 | Bank of New York Mellon Corp.___BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055105 | Kenvue, Inc.___BNY-49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055105 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055105 | Arthur J Gallagher & Co.___BNY-363576109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055105 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055105 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055105 | American International Group, Inc.___BNY-026874784
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000055105 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000055105 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000055105 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000055105 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000055105 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000055105 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055105 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055105 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000055105 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000055105 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055105 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055105 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055105 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055105 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055105 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000055106 | Boeing Co.___BNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055106 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055106 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055106 | Bank of New York Mellon Corp.___BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055106 | Kenvue, Inc.___BNY-49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055106 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055106 | Arthur J Gallagher & Co.___BNY-363576109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055106 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055106 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055106 | American International Group, Inc.___BNY-026874784
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000055106 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000055106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000055106 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000055106 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000055106 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000055106 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055106 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055106 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000055106 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000055106 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055106 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055106 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055106 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055106 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055106 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000103066 | Boeing Co.___BNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103066 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000103066 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103066 | Bank of New York Mellon Corp.___BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103066 | Kenvue, Inc.___BNY-49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103066 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103066 | Arthur J Gallagher & Co.___BNY-363576109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103066 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103066 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103066 | American International Group, Inc.___BNY-026874784
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103066 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000103066 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000103066 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000103066 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000103066 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000103066 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000103066 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000103066 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000103066 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000103066 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000103066 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103066 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000103066 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103066 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103066 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000103066 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000122002 | Boeing Co.___BNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122002 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122002 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122002 | Bank of New York Mellon Corp.___BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122002 | Kenvue, Inc.___BNY-49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122002 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122002 | Arthur J Gallagher & Co.___BNY-363576109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122002 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122002 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122002 | American International Group, Inc.___BNY-026874784
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122002 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000122002 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000122002 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000122002 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000122002 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000122002 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000122002 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122002 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122002 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000122002 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000122002 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122002 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122002 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000122002 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000122002 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122002 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000078999 | Boeing Co.___BNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078999 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078999 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078999 | Bank of New York Mellon Corp.___BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078999 | Kenvue, Inc.___BNY-49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078999 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078999 | Arthur J Gallagher & Co.___BNY-363576109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078999 | Intercontinental Exchange, Inc.___BNY-45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078999 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078999 | American International Group, Inc.___BNY-026874784
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078999 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000078999 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000078999 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000078999 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000078999 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000078999 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000078999 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078999 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078999 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000078999 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000078999 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078999 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000078999 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078999 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078999 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000078999 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000022956 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022956 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022956 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000022956 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022956 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022956 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022956 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022956 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022956 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022956 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022956 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022956 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000022956 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022956 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022956 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022956 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022956 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000022956 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022956 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022956 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022956 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022956 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022956 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022956 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022956 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000022958 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022958 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022958 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000022958 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022958 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022958 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022958 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022958 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022958 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022958 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022958 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022958 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000022958 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022958 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022958 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022958 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022958 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000022958 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022958 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022958 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022958 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022958 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022958 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022958 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022958 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000022959 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022959 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022959 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000022959 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022959 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022959 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022959 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022959 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022959 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022959 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022959 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022959 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000022959 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022959 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022959 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022959 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022959 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000022959 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022959 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022959 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022959 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022959 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022959 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022959 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022959 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000144636 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000144636 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000144636 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000144636 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000144636 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000144636 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000144636 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000144636 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144636 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000144636 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144636 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000144636 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000144636 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144636 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000144636 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000144636 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000144636 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000144636 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000144636 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000144636 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144636 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144636 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144636 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144636 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144636 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000156671 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000156671 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156671 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000156671 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000156671 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000156671 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000156671 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156671 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156671 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156671 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156671 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000156671 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000156671 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156671 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000156671 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000156671 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000156671 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000156671 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156671 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156671 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156671 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156671 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000156671 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000156671 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156671 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000081603 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000081603 | Netflix, Inc.___BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000081603 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000081603 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000081603 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000081603 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000081603 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000081603 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081603 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000081603 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081603 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000081603 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000081603 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000081603 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000081603 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000081603 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000081603 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000081603 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000081603 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081603 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081603 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081603 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081603 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081603 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081603 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000215383 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215383 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215383 | Equitable Holdings, Inc.___BNY-29452E101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215383 | EMCOR Group, Inc.___BNY-29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215383 | Curtiss-Wright Corp.___BNY-231561101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215383 | AECOM___BNY-00766T100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215383 | Pure Storage, Inc.__Class A_BNY-74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215383 | Unum Group___BNY-91529Y106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215383 | RPM International, Inc.___BNY-749685103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215383 | Core & Main, Inc.__Class A_BNY-21874C102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215383 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000215383 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000215383 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000215383 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000215383 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215383 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215383 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000215383 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215383 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215383 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000215383 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215383 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215383 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000215383 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215383 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000215383 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215383 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000215383 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215384 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215384 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215384 | Equitable Holdings, Inc.___BNY-29452E101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215384 | EMCOR Group, Inc.___BNY-29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215384 | Curtiss-Wright Corp.___BNY-231561101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215384 | AECOM___BNY-00766T100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215384 | Pure Storage, Inc.__Class A_BNY-74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215384 | Unum Group___BNY-91529Y106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215384 | RPM International, Inc.___BNY-749685103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215384 | Core & Main, Inc.__Class A_BNY-21874C102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215384 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000215384 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000215384 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000215384 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000215384 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215384 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215384 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000215384 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215384 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215384 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000215384 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215384 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215384 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000215384 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215384 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000215384 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215384 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000215384 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215385 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215385 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215385 | Equitable Holdings, Inc.___BNY-29452E101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215385 | EMCOR Group, Inc.___BNY-29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215385 | Curtiss-Wright Corp.___BNY-231561101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215385 | AECOM___BNY-00766T100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215385 | Pure Storage, Inc.__Class A_BNY-74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215385 | Unum Group___BNY-91529Y106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215385 | RPM International, Inc.___BNY-749685103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215385 | Core & Main, Inc.__Class A_BNY-21874C102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215385 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000215385 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000215385 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000215385 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000215385 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215385 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215385 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000215385 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215385 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215385 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000215385 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215385 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215385 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000215385 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215385 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000215385 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215385 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000215385 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215388 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215388 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215388 | Equitable Holdings, Inc.___BNY-29452E101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215388 | EMCOR Group, Inc.___BNY-29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215388 | Curtiss-Wright Corp.___BNY-231561101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215388 | AECOM___BNY-00766T100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215388 | Pure Storage, Inc.__Class A_BNY-74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215388 | Unum Group___BNY-91529Y106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215388 | RPM International, Inc.___BNY-749685103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215388 | Core & Main, Inc.__Class A_BNY-21874C102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215388 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000215388 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000215388 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000215388 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000215388 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215388 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215388 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000215388 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215388 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215388 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000215388 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215388 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215388 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000215388 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215388 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000215388 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215388 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000215388 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215382 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215382 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215382 | Equitable Holdings, Inc.___BNY-29452E101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215382 | EMCOR Group, Inc.___BNY-29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215382 | Curtiss-Wright Corp.___BNY-231561101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215382 | AECOM___BNY-00766T100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215382 | Pure Storage, Inc.__Class A_BNY-74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215382 | Unum Group___BNY-91529Y106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215382 | RPM International, Inc.___BNY-749685103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215382 | Core & Main, Inc.__Class A_BNY-21874C102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215382 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000215382 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000215382 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000215382 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000215382 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215382 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215382 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000215382 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215382 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215382 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000215382 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215382 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215382 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000215382 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215382 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000215382 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215382 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000215382 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022966 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022966 | AppLovin Corp.__Class A_BNY-03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022966 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022966 | Verisk Analytics, Inc.___BNY-92345Y106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022966 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022966 | Tradeweb Markets, Inc.__Class A_BNY-892672106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022966 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022966 | Roblox Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022966 | Chesapeake Energy Corp.___BNY-165167735
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022966 | Fair Isaac Corp.___BNY-303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022966 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022966 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000022966 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000022966 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022966 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022966 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022966 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022966 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022966 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022966 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022966 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022966 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022966 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000022966 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000022966 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000022966 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022968 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022968 | AppLovin Corp.__Class A_BNY-03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022968 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022968 | Verisk Analytics, Inc.___BNY-92345Y106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022968 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022968 | Tradeweb Markets, Inc.__Class A_BNY-892672106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022968 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022968 | Roblox Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022968 | Chesapeake Energy Corp.___BNY-165167735
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022968 | Fair Isaac Corp.___BNY-303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022968 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022968 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000022968 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000022968 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022968 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022968 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022968 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022968 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022968 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022968 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022968 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022968 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022968 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000022968 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000022968 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000022968 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022969 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022969 | AppLovin Corp.__Class A_BNY-03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022969 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022969 | Verisk Analytics, Inc.___BNY-92345Y106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022969 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022969 | Tradeweb Markets, Inc.__Class A_BNY-892672106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022969 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022969 | Roblox Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022969 | Chesapeake Energy Corp.___BNY-165167735
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022969 | Fair Isaac Corp.___BNY-303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022969 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022969 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000022969 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000022969 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022969 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022969 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022969 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022969 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022969 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022969 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022969 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022969 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022969 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000022969 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000022969 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000022969 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103065 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000103065 | AppLovin Corp.__Class A_BNY-03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000103065 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103065 | Verisk Analytics, Inc.___BNY-92345Y106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103065 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103065 | Tradeweb Markets, Inc.__Class A_BNY-892672106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103065 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103065 | Roblox Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103065 | Chesapeake Energy Corp.___BNY-165167735
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103065 | Fair Isaac Corp.___BNY-303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103065 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000103065 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000103065 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000103065 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000103065 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103065 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000103065 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000103065 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103065 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103065 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103065 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103065 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103065 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000103065 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000103065 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000103065 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122001 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000122001 | AppLovin Corp.__Class A_BNY-03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000122001 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122001 | Verisk Analytics, Inc.___BNY-92345Y106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122001 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122001 | Tradeweb Markets, Inc.__Class A_BNY-892672106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122001 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122001 | Roblox Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122001 | Chesapeake Energy Corp.___BNY-165167735
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122001 | Fair Isaac Corp.___BNY-303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122001 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000122001 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000122001 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000122001 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000122001 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122001 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122001 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000122001 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122001 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122001 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122001 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122001 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122001 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000122001 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000122001 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000122001 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078998 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000078998 | AppLovin Corp.__Class A_BNY-03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078998 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078998 | Verisk Analytics, Inc.___BNY-92345Y106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078998 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078998 | Tradeweb Markets, Inc.__Class A_BNY-892672106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078998 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078998 | Roblox Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078998 | Chesapeake Energy Corp.___BNY-165167735
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078998 | Fair Isaac Corp.___BNY-303250104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078998 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000078998 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000078998 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000078998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000078998 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078998 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078998 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000078998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078998 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078998 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078998 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078998 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000078998 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000078998 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000078998 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105101 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105101 | Alliant Energy Corp.___BNY-018802108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105101 | Hartford Financial Services Group, Inc.___BNY-416515104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105101 | Crown Holdings, Inc.___BNY-228368106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105101 | Quest Diagnostics, Inc.___BNY-74834L100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105101 | Willis Towers Watson PLC___BNY-G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105101 | SBA Communications Corp.___BNY-78410G104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105101 | Performance Food Group Co.___BNY-71377A103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105101 | American Water Works Co., Inc.___BNY-030420103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105101 | Camden Property Trust___BNY-133131102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105101 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000105101 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000105101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000105101 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000105101 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000105101 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000105101 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000105101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000105101 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105101 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000105101 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000105101 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000105101 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105101 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105101 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105101 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000105101 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000105101 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000238235 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238235 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238235 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238235 | Ensign Group, Inc.___BNY-29358P101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238235 | Carpenter Technology Corp.___BNY-144285103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238235 | Kirby Corp.___BNY-497266106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238235 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238235 | Lumentum Holdings, Inc.___BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238235 | ACI Worldwide, Inc.___BNY-004498101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238235 | Clean Harbors, Inc.___BNY-184496107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238235 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000238235 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000238235 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000238235 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000238235 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238235 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000238235 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238235 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238235 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238235 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238235 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000238235 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000238235 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238235 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000238236 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238236 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238236 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238236 | Ensign Group, Inc.___BNY-29358P101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238236 | Carpenter Technology Corp.___BNY-144285103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238236 | Kirby Corp.___BNY-497266106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238236 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238236 | Lumentum Holdings, Inc.___BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238236 | ACI Worldwide, Inc.___BNY-004498101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238236 | Clean Harbors, Inc.___BNY-184496107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238236 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000238236 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000238236 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000238236 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000238236 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238236 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000238236 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238236 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238236 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238236 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238236 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000238236 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000238236 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238236 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000234687 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234687 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234687 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234687 | Ensign Group, Inc.___BNY-29358P101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234687 | Carpenter Technology Corp.___BNY-144285103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234687 | Kirby Corp.___BNY-497266106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234687 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234687 | Lumentum Holdings, Inc.___BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234687 | ACI Worldwide, Inc.___BNY-004498101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234687 | Clean Harbors, Inc.___BNY-184496107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234687 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000234687 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000234687 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000234687 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000234687 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234687 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000234687 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234687 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234687 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234687 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234687 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000234687 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000234687 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234687 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000238233 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238233 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238233 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238233 | Ensign Group, Inc.___BNY-29358P101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238233 | Carpenter Technology Corp.___BNY-144285103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238233 | Kirby Corp.___BNY-497266106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238233 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238233 | Lumentum Holdings, Inc.___BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238233 | ACI Worldwide, Inc.___BNY-004498101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238233 | Clean Harbors, Inc.___BNY-184496107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238233 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000238233 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000238233 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000238233 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000238233 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238233 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000238233 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238233 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238233 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238233 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238233 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000238233 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000238233 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238233 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000234688 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234688 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234688 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234688 | Ensign Group, Inc.___BNY-29358P101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234688 | Carpenter Technology Corp.___BNY-144285103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234688 | Kirby Corp.___BNY-497266106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234688 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234688 | Lumentum Holdings, Inc.___BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234688 | ACI Worldwide, Inc.___BNY-004498101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234688 | Clean Harbors, Inc.___BNY-184496107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234688 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000234688 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000234688 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000234688 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000234688 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234688 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000234688 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234688 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234688 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234688 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234688 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000234688 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000234688 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234688 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000238237 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238237 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238237 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238237 | Ensign Group, Inc.___BNY-29358P101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238237 | Carpenter Technology Corp.___BNY-144285103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238237 | Kirby Corp.___BNY-497266106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238237 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238237 | Lumentum Holdings, Inc.___BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238237 | ACI Worldwide, Inc.___BNY-004498101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238237 | Clean Harbors, Inc.___BNY-184496107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238237 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000238237 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000238237 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000238237 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000238237 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238237 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000238237 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238237 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238237 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238237 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238237 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000238237 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000238237 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238237 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000215396 | Box, Inc.__Class A_BNY-10316T104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215396 | First BanCorp/Puerto Rico___BNY-318672706
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215396 | QIAGEN NV___BNY-N72482206
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215396 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215396 | AvePoint, Inc.___BNY-053604104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215396 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215396 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215396 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215396 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215396 | nVent Electric PLC___BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000215396 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000215396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000215396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215396 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000215396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215396 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000215396 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215396 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215396 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215396 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215396 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215396 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000215396 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215396 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215395 | Box, Inc.__Class A_BNY-10316T104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215395 | First BanCorp/Puerto Rico___BNY-318672706
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215395 | QIAGEN NV___BNY-N72482206
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215395 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215395 | AvePoint, Inc.___BNY-053604104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215395 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215395 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215395 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215395 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215395 | nVent Electric PLC___BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215395 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000215395 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215395 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000215395 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000215395 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215395 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215395 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000215395 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215395 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215395 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000215395 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215395 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215395 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215395 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215395 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215395 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000215395 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215395 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215394 | Box, Inc.__Class A_BNY-10316T104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215394 | First BanCorp/Puerto Rico___BNY-318672706
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215394 | QIAGEN NV___BNY-N72482206
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215394 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215394 | AvePoint, Inc.___BNY-053604104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215394 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215394 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215394 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215394 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215394 | nVent Electric PLC___BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215394 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000215394 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215394 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000215394 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000215394 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215394 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215394 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000215394 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215394 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215394 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000215394 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215394 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215394 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215394 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215394 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215394 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000215394 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215394 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215391 | Box, Inc.__Class A_BNY-10316T104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215391 | First BanCorp/Puerto Rico___BNY-318672706
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215391 | QIAGEN NV___BNY-N72482206
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215391 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215391 | AvePoint, Inc.___BNY-053604104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215391 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215391 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215391 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215391 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215391 | nVent Electric PLC___BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215391 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000215391 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215391 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000215391 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000215391 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215391 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215391 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000215391 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215391 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215391 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000215391 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215391 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215391 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215391 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215391 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215391 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000215391 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215391 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215397 | Box, Inc.__Class A_BNY-10316T104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215397 | First BanCorp/Puerto Rico___BNY-318672706
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215397 | QIAGEN NV___BNY-N72482206
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215397 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215397 | AvePoint, Inc.___BNY-053604104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215397 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215397 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215397 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215397 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215397 | nVent Electric PLC___BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215397 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000215397 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215397 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000215397 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000215397 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215397 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215397 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000215397 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215397 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215397 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000215397 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215397 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215397 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215397 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215397 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215397 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000215397 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215397 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215390 | Box, Inc.__Class A_BNY-10316T104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215390 | First BanCorp/Puerto Rico___BNY-318672706
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215390 | QIAGEN NV___BNY-N72482206
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215390 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215390 | AvePoint, Inc.___BNY-053604104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215390 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215390 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215390 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215390 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215390 | nVent Electric PLC___BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215390 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000215390 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215390 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000215390 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000215390 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215390 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215390 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000215390 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215390 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215390 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000215390 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215390 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215390 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215390 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215390 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215390 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000215390 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215390 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242977 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242977 | Alliant Energy Corp.___BNY-018802108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242977 | Hartford Financial Services Group, Inc.___BNY-416515104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242977 | Crown Holdings, Inc.___BNY-228368106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242977 | Quest Diagnostics, Inc.___BNY-74834L100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242977 | Willis Towers Watson PLC___BNY-G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242977 | SBA Communications Corp.___BNY-78410G104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242977 | Performance Food Group Co.___BNY-71377A103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242977 | American Water Works Co., Inc.___BNY-030420103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242977 | Genpact Ltd.___BNY-G3922B107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242977 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000242977 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000242977 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000242977 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000242977 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000242977 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000242977 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000242977 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000242977 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242977 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000242977 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000242977 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242977 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000242977 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000242977 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000242977 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242977 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000242977 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%